Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of the Plan
General

The following description of the Commerce Bancshares, Inc. Participating Investment Plan (the Plan) is provided for general informational purposes only. Terms of the Plan are more fully described in the Plan document, which is available to each participant. The Plan is a defined contribution plan that is qualified under section 401 of the Internal Revenue Code and covers employees of Commerce Bancshares, Inc. (the Company) or a participating subsidiary who are 21 years or older. Employees are eligible to participate as of the first day of the month following the completion of thirty days of service. The Plan is subject to the provisions of the Employee Retirement Security Act of 1974 (ERISA).

The Company is the plan sponsor and is advised by the Retirement Committee of Commerce Bancshares, Inc., which acts as the plan administrator. Commerce Bank, a subsidiary of the Company, is the trustee of the Plan. There were 4,953 and 4,952 active participants with balances in the Plan at December 31, 2025 and 2024, respectively.

Contributions

Participating employees may elect to contribute to the Plan a maximum of 50% of their eligible compensation, as defined by the Plan, and subject to certain limitations under the Internal Revenue Code (IRS) (not to exceed $23,500 in 2025 and $23,000 in 2024). These participant contributions are made on a pre-tax basis. The Company also offers employees the option to make Roth contributions. The Roth contributions made by the employee are included in the employees' income at the time deferred and are segregated with a separate Roth account within the Plan. The Roth contributions, together with the participants' pre-tax contributions, are subject to the limitations above. Additionally, participants who attained the age of 50 could contribute an additional $7,500 of catch-up contributions in both 2025 and 2024. The catch-up contributions are not subject to the Company's matching contribution.

The Company's matching contribution is a graded matching percentage from 50% - 100% determined by age plus years of employment on the first 7% of eligible compensation. The Company makes true-up matching contributions to participants who contribute the IRS maximum before the end of the year and, as a result, would not receive the full employer matching contribution. Additionally, the Company may make a discretionary contribution. The Company made no discretionary contributions in 2025 or 2024.

Participants have the option to direct the investment of their contributions and the Company's matching contributions in any combination of the investment funds offered by the Plan. The funds offered as of December 31, 2025 are listed on page 13 of this report.

Participants may roll over funds into the Plan from any qualified plan, subject to the approval of the plan administrator. Rollover contributions earn investment income and share in investment gains or losses. Participants are 100% vested in rollover contributions. Participants direct the investment of their rollover contributions to any of the various investment options offered by the Plan. Participants may rollover Roth funds into a segregated Roth account within the Plan.
The largest investment fund within the Plan is the Commerce Bancshares, Inc. Common Stock Fund (Company Stock Fund). Assets of the Company Stock Fund are almost entirely comprised of Commerce Bancshares, Inc. common stock. As a result, cash dividends on Commerce Bancshares, Inc. common stock are paid directly to the Company Stock Fund and allocated to the participants. Participants with balances in the Company Stock Fund have the option to reinvest their cash dividends in the Company Stock Fund or have dividends paid to them directly.

Participant Accounts

Each participant's account is credited with the participant's contribution, the Company's matching and discretionary contributions, and an allocation of Plan earnings (loss) and administrative credits (expenses). The earnings (loss) allocation is based on the performance of the participant's allocated investment fund balances. The benefit to which a participant is entitled is the vested portion of the participant's account.

Participants may make transfers between existing fund balances at any time, subject to individual fund restrictions. These transactions are done in 1% increments or specific dollar amounts. Participating employees may change future investment elections at any time upon notification to the Plan. These transactions are done in 1% increments.
Participant Vesting

Participants are vested immediately in their contributions plus actual earnings thereon, however, only upon termination of employment are participants entitled to receive their contributions and accumulated earnings thereon. Current Company matching contributions are subject to the following vesting schedule:

Years of vesting service	Percentage vested

Less than 3	0%
3 or more	100

A participant will become fully vested in the value of all Company contributions in the event of death, permanent and total disability, or retirement on or after age 65, regardless of the participant's years of vesting service. A year of vesting service generally is each Plan year during which the participant earns at least 1,000 hours of service and is over the age of 21.

Forfeitures

Forfeitures are based on the nonvested portion of the Company's contribution upon employee termination. Forfeited amounts are applied as a reduction of contributions by the Company. Forfeitures were used to reduce the Company's contribution by $444,576 in 2025, and $354,972 in 2024. The balance of unallocated forfeitures available to offset future Company contributions amounted to $170,840 and $145,007 at December 31, 2025 and 2024, respectively.

Notes Receivable from Participants

A participant may borrow from the Plan amounts collateralized by the vested portion of his or her Plan account. A participant may not have more than two loans outstanding at one time. Loans outstanding may not exceed the lesser of $50,000 or 50% of the participant's vested account balance (excluding employee stock ownership plan account balances). The loans are repaid through payroll deductions over terms which are based upon the amounts borrowed and normally do not exceed five years. The loans are secured by the balance in the participant's account. Interest rates charged on participant loans are based on the Commerce Prime Rate plus 1% at the date of the distribution and are fixed throughout the life of the loan. At
December 31, 2025, interest rates on the loans outstanding ranged from 4.25% to 9.50%. The participant may continue to make contributions to the Plan throughout the term of the loan.

Administrative Expenses

Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Administrative expenses incidental to the administration of the Plan may be paid by the Company, and, if not paid by the Company, shall be paid by the Plan. Setup fees for new loans and investment advisory fees are deducted from the respective participant's account. The Company elected to pay substantially all other administration fees for the years ended December 31, 2025 and 2024.

Distributions

Distributions of vested account balances are available upon termination, retirement, death or permanent and total disability. Distributions are made in lump sum or systematic amounts to the participant or designated beneficiaries based on participant election.

Reclassifications

Certain amounts in the 2024 financial statements have been reclassified to conform with the 2025 presentation. The reclassifications included in the fair value leveling of the Company Stock Fund. See Footnote 7 - Fair Value Measurements. These reclassifications do not affect the financial statements for any period.